SCHEDULE OF INVENTORIES (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 92,215	$ 334,917	$ 329,420
Raw materials and supplies	342,806	125,130	138,869
Work in progress			162,189
Total inventory on hand	$ 435,021	$ 460,047	$ 630,478